Long Term Debt and Related Contractual Rates and Maturity Dates (Detail) In Millions, unless otherwise specified				6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended			12 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 INR	Mar. 31, 2014 INR	Sep. 30, 2014 Subordinated debt Lower tier II capital Fixed Rate USD ($)	Sep. 30, 2014 Subordinated debt Lower tier II capital Fixed Rate INR	Mar. 31, 2014 Subordinated debt Lower tier II capital Fixed Rate INR	Sep. 30, 2014 Subordinated debt Upper tier II capital USD ($)	Sep. 30, 2014 Subordinated debt Upper tier II capital INR	Mar. 31, 2014 Subordinated debt Upper tier II capital INR	Sep. 30, 2014 Subordinated debt Upper tier II capital Fixed Rate USD ($)	Sep. 30, 2014 Subordinated debt Upper tier II capital Fixed Rate INR	Mar. 31, 2014 Subordinated debt Upper tier II capital Fixed Rate INR	Sep. 30, 2014 Subordinated debt Upper tier II capital Perpetual debt USD ($)	Sep. 30, 2014 Subordinated debt Upper tier II capital Perpetual debt INR	Mar. 31, 2014 Subordinated debt Upper tier II capital Perpetual debt INR	Sep. 30, 2014 Others Variable rate-(1) USD ($)	Sep. 30, 2014 Others Variable rate-(1) INR	Mar. 31, 2014 Others Variable rate-(1) INR	Sep. 30, 2014 Others Variable rate-(2) USD ($)	Sep. 30, 2014 Others Variable rate-(2) INR	Mar. 31, 2014 Others Variable rate-(2) INR	Sep. 30, 2014 Others Fixed rate-(1) USD ($)	Sep. 30, 2014 Others Fixed rate-(1) INR	Mar. 31, 2014 Others Fixed rate-(1) INR	Sep. 30, 2014 Others Fixed rate-(2) USD ($)	Sep. 30, 2014 Others Fixed rate-(2) INR	Sep. 30, 2014 London Interbank Offered Rate (LIBOR) Subordinated debt Upper tier II capital	Mar. 31, 2014 London Interbank Offered Rate (LIBOR) Subordinated debt Upper tier II capital
Debt Instrument [Line Items]
Maturity /Call dates, start				2015	2015	2015	2016	2016	2016	2016	2016	2016	2016	2016	2016	2015	2015	2015	2015	2015	2015	2015	2015	2015	2016	2016
Maturity /Call dates, end				2025	2025	2024	2017	2017	2017	2021	2021	2021	2017	2017	2017	2018	2018	2018	2019	2019	2018	2020	2020	2019	2017	2017
Stated interest rates, margin on LIBOR rate																											1.2	1.2
Stated interest rates													9.92%	9.92%	9.92%										3.00%	3.00%
Stated interest rates, minimum				6.00%	6.00%	5.90%				8.70%	8.70%	8.70%				1.43%	1.43%	1.25%	10.25%	10.25%	10.25%	8.54%	8.54%	8.54%
Stated interest rates, maximum				10.70%	10.70%	10.70%				10.85%	10.85%	10.85%				3.00%	3.00%	3.00%	11.35%	11.35%	11.35%	10.81%	10.81%	10.81%
Total	$ 6,560.4	406,221.4	395,208.6	$ 2,106.6	130,440.0	132,580.0	$ 99.7	6,175.0	5,991.5	$ 551.7	34,159.0	34,159.0	$ 32.3	2,000.0	2,000.0	$ 1,890.2	117,041.8	129,708.4	$ 1,066.7	66,049.3	57,299.7	$ 718.5	44,490.0	33,470.0	$ 94.7	5,866.3